INTANGIBLE ASSETS AND GOODWILL - Movement and balances of identifiable intangible assets (Details) - CLP ($) $ in Thousands		12 Months Ended
	Mar. 28, 2017	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS AND GOODWILL
Opening balance		$ 680,996,062	$ 665,666,655
Additions	$ 14,153,111	14,831,164	3,664,866
Amortization		(1,959,320)	(3,211,884)
Other increases (decreases)		(30,595,028)	14,876,425
Total		663,272,878	680,996,062
Distribution rights
INTANGIBLE ASSETS AND GOODWILL
Opening balance		674,920,063	658,625,624
Additions	$ 11,923,449	11,923,449	821,577
Amortization		(116,387)
Other increases (decreases)		(30,432,508)	15,472,862
Total		656,294,617	674,920,063
Water rights
INTANGIBLE ASSETS AND GOODWILL
Opening balance		470,918	476,643
Additions			975
Amortization			(4,575)
Other increases (decreases)			(2,125)
Total		470,918	470,918
Software
INTANGIBLE ASSETS AND GOODWILL
Opening balance		5,605,081	6,564,388
Additions		2,907,715	2,842,314
Amortization		(1,842,933)	(3,207,309)
Other increases (decreases)		(162,520)	(594,312)
Total		$ 6,507,343	$ 5,605,081